Revenue - Deferred revenue from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred revenue from contracts with customers
Current	¥ 334,634	$ 45,865	¥ 202,996
Non-current	348,476	$ 47,762	277,841
Deferred revenue	¥ 683,110		¥ 480,837